Property and Equipment - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2013 USD ($)	Nov. 30, 2012 USD ($)	Nov. 30, 2011 USD ($)	Nov. 30, 2012 Costa Concordia USD ($)	Nov. 30, 2012 Costa Concordia EUR (€)
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets to be Disposed of		$ 57	$ 28	$ 515	€ 381
Proceeds from Insurance Settlement, Investing Activities	0	508	0	508	395
Gain on Business Interruption Insurance Recovery				17	14
Operating Expenses				28
Insurance Deductibles For Third Party Liability				$ 10